Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Thousands			12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019	Sep. 30, 2021	Jul. 31, 2021	Dec. 31, 2020	May 31, 2017
Debt Disclosure [Line Items]
Short term borrowings payable to banks	¥ 2,419,210	¥ 0	¥ 2,419,210	¥ 0
Line of credit non current portion	100,000	100,000	100,000	100,000
Long-term Debt					¥ 150,000
Advance Repayment of Long Term Borrowing				700,000
Loans Payable to Bank, Noncurrent	4,328,880	1,575,106	4,328,880	1,575,106
Loans Payable to Bank, Current	124,500	0	124,500	0
long-term bank loans collateralized	846,854	887,687	846,854	887,687
Asset-backed securities current	637,359	0	637,359	0
Asset-backed securities non current	184,177	0	184,177	¥ 0
Zhaoqing Hightech Zone Construction Investment Development Co Ltd [Member]
Debt Disclosure [Line Items]
Line of credit non current portion	¥ 800,000		¥ 800,000					¥ 1,600,000
Long term line of credit stated interest rate	4.90%		4.90%
Banks In Peoples Republic Of China [Member]
Debt Disclosure [Line Items]
Line of credit non current portion	¥ 800,000		¥ 800,000					¥ 800,000
Line of Credit Facility Expiration Date			December 18, 2020 to December 17, 2028
Zhaoqing Hightech Zone Loan One [Member]
Debt Disclosure [Line Items]
Line of credit non current portion	200,000		¥ 200,000
Line of Credit Facility, Expiration Date			Jan. 31, 2027
Zhaoqing Hightech Zone Loan Two [Member]
Debt Disclosure [Line Items]
Line of credit non current portion	600,000		¥ 600,000
Line of Credit Facility, Expiration Date			Jan. 31, 2028
Guangzhou Xiaopeng New Energy Automobile Co Ltd [Member]
Debt Disclosure [Line Items]
Line of credit maximum borrowing capacity							¥ 1,120,000
Proceeds from Long-term Lines of Credit	¥ 797,980	¥ 408,446
Debt instrument, interest rate, stated percentage	5.30%	5.42%	5.30%	5.42%
Zhaoqing Hightech Zone [Member]
Debt Disclosure [Line Items]
Line of credit non current portion	¥ 100,000	¥ 100,000	¥ 100,000	¥ 100,000
Loans Payable to Bank, Noncurrent	784,000	792,000	784,000	¥ 792,000
Loans Payable to Bank, Current	8,000		¥ 8,000
Wuhan Xiaopeng [Member]
Debt Disclosure [Line Items]
Line of credit maximum borrowing capacity						¥ 3,000,000
Proceeds from Long-term Lines of Credit	¥ 1,706,400	¥ 374,660
Debt instrument, interest rate, stated percentage	4.35%	4.65%	4.35%	4.65%
Line of Credit [Member] | Bank Loan [Member]
Debt Disclosure [Line Items]
Long term line of credit stated interest rate	4.98%		4.98%
Zhaoqing XPeng and Zhaoqing Xiaopeng New Energy [Member]
Debt Disclosure [Line Items]
Line of credit maximum borrowing capacity	¥ 397,000	¥ 768,000	¥ 397,000	¥ 768,000
Line of Credit Facility, Current Borrowing Capacity	¥ 39,700	¥ 76,800	¥ 39,700	¥ 76,800
Debt instrument, interest rate, stated percentage	3.35%	3.35%	3.35%	3.35%
Zhaoqing Xiaopeng Automobile Co Ltd Zhaoqing XPeng [Member] | Line of Credit [Member] | Zhaoqing Hightech Zone Construction Investment Development Co Ltd [Member]
Debt Disclosure [Line Items]
Line of credit maximum borrowing capacity									¥ 1,600,000
Long Term Debt Agreement With Bank In Peoples Republic Of China [Member]
Debt Disclosure [Line Items]
Long term debt bearing variable interest rate percentage					4.99%
Long term debt maturity date start range					Jan. 22, 2020
Long term debt maturity date end range					Nov. 20, 2022
Other Short Term Loans Payable To Banks [Member]
Debt Disclosure [Line Items]
Short term debt weighted average effective rate of interest at point of time	3.53%		3.53%